SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim consolidated balance sheets at September 30, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

  The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$336,011	$160,405	$51,656	$11,947	$11,215	$100,788
Europe	75,741	23,086	7,846	—	561	44,248
Latin America	124,084	36,917	8,816	—	4,177	74,174
Exploration	—	—	—	24,076	312	(24,388)

	$535,836	$220,408	$68,318	$36,023	$16,265	$194,822

Segment income						$194,822
Corporate and Other:
Interest and sundry income						866
Impairment loss on available-for-sale securities						(600)
Environmental remediation						(4,066)
Gain on derivative financial instruments						1,674
General and administrative						(25,416)
Interest expense						(14,933)

Income before income and mining taxes						$152,347

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Gain	Loss on Goldex mine	Segment Income (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment loss							$(70,130)
Corporate and Other:
Interest and sundry expense							(46)
Impairment loss on available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative							(20,410)
Interest expense							(14,918)

Loss before income and mining taxes							$(110,584)

Nine Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$913,421	$469,821	$147,560	$35,910	$12,882	$247,248
Europe	205,824	72,631	22,297	—	1,777	109,119
Latin America	349,086	112,897	29,324	—	5,968	200,897
Exploration	—	—	—	57,507	146	(57,653)

	$1,468,331	$655,349	$199,181	$93,417	$20,773	$499,611

Segment income						$499,611
Corporate and Other:
Interest and sundry income						1,112
Impairment loss on available-for-sale securities						(12,181)
Environmental remediation						(4,066)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(1,752)
General and administrative						(91,359)
Provincial capital tax						(4,001)
Interest expense						(43,600)

Income before income and mining taxes						$337,033

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex mine	Segment Income (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other:
Interest and sundry expense							(22)
Gain on sale of available-for-sale securities							4,814
Impairment loss on available-for-sale securities							(3,402)
Gain on derivative financial instruments							654
General and administrative							(79,684)
Interest expense							(42,915)

Income before income and mining taxes							$71,544

	Total Assets as at
	September 30, 2012	December 31, 2011
Canada	$3,272,669	$3,205,158
Europe	851,294	771,714
Latin America	1,035,293	1,020,078
Exploration	59,369	37,312

	$5,218,625	$5,034,262